HIGHLIGHTS OF 2022 (Details) R$ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 08, 2022	May 21, 2021	Dec. 31, 2022 BRL (R$) item	Nov. 30, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Apr. 30, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
HIGHLIGHTS OF 2022
Gain from sale of equity interest								R$ 453,624
Capital injection								254,498	R$ 274,354	R$ 68,169
Percentage of equity interest /Percentage of participation		100.00%
Expenses related to Voluntary Dismissal Plan				R$ 1,260,370
Commercial notes
HIGHLIGHTS OF 2022
Number of notes issued | item			6,000,000
Value of notes issued			R$ 6,000,000					R$ 6,000,000
Furnas | Madeira Energia S.A.
HIGHLIGHTS OF 2022
Capital injection					R$ 1,582,551
Percentage of equity interest /Percentage of participation	72.36%				72.36%
Furnas
HIGHLIGHTS OF 2022
Amount of funds raised							R$ 2,500,000
Percentage of equity interest /Percentage of participation								99.67%	99.56%
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
HIGHLIGHTS OF 2022
Percentage of equity interest sold						32.66%
Proceeds from sales of investment received the amount						R$ 1,101,896
Gain from sale of equity interest						R$ 453,624